SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency, presentation currency and foreign currency
b.	Functional currency, presentation currency and foreign currency:

The presentation currency of the financial statements is the U.S. dollar.

The functional currency of the Company is the U.S Dollar.

The functional currencies of Optibase's subsidiaries are CHF, EUR and U.S dollar. Assets and liabilities of these subsidiaries are translated at the year-end exchange rates and their statement of operations items are translated using the average exchange rates for all periods presented. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Non-controlling Interests
d.	Non-controlling interests:

Non-controlling interests generally represent the portion of equity that the Company does not own in the consolidated entities. The Company accounts for and reports its non-controlling interests in accordance with the provisions required under the Consolidation Topic of the FASB ASC 810. Non-controlling interests are separately presented within the equity section of the consolidated balance sheets. The amounts of consolidated net earnings attributable to the Company and to the non-controlling interests are presented on the consolidated statement of operations.

Cash equivalents
e.	Cash equivalents:
Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.
Property and equipment
f.	Property and equipment:

Real estate properties and equipment are stated at cost net of accumulated depreciation. Costs include those related to acquisition, including building improvements.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Building	25 - 63
Buildings' improvements	5 - 20
Condominium units	30

Impairment of long-lived assets and intangible assets
g.	Impairment of long-lived assets and intangible assets:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" and ASC 350, “Intangibles - Goodwill and other”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In assessing the recoverability of long-lived assets, the Company makes judgments regarding whether impairment indicators exist based on legal factors, market conditions and operating performances of assets or asset groups. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the carrying amount of the assets exceeds the fair value of the assets.

The Company reviews assets on a component-level basis, which is the lowest level of assets for which there are identifiable cash flows that can be distinguished operationally and for financial reporting purposes. The carrying amount of the asset was compared with the related expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the primary asset. In cases where the expected undiscounted future cash flows were less than the carrying amounts of the assets, those assets were considered impaired and written down to their fair values. Fair value was established based on discounted cash flows. As of December 31, 2018 and 2017, no impairment losses have been identified.

Investments in companies
h.         Investments in companies:

Investments in non-marketable equity securities of companies in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies are recorded at cost.

The management evaluates investments in non-marketable equity securities as evidence of other-than temporary declines in value. When relevant factors indicate a decline in value that is other-than temporary the Company recognizes an impairment loss for the decline in value.

Investments in associates
i.	Investments in associates:

Associates are companies in which the Company has significant influence over the financial and operating policies without having control. The investment in associates is accounted for using the equity method of accounting. Under the equity method, the investment in associates is accounted for in the financial statements at cost plus changes in the Group's share of net assets, including other comprehensive income (loss) of the associates. The equity method is applied until the loss of significant influence or classification of the investment as non-current asset held-for-sale.

The accounting policy in the financial statements of the associates has been applied consistently and uniformly with the policy applied in the financial statements of the Group.

Intangibles assets
j.	Intangibles assets:

Intangible assets consist of above-market value of in-place leases that were recorded in connection with the acquisition of the properties. Intangible assets are amortized and accreted using the straight-line method over the term of the related leases. When a lease is terminated early, any remaining unamortized balances under lease intangible assets or liabilities are charged to earnings.

Derivative instruments
k.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives at fair value. The accounting for changes in the fair value of a derivative instrument (i.e., gains or losses) depends on whether it has been designated and qualified as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualified as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings.

The ineffective portion of a derivative's change in fair value is recognized in earnings. As of December 31, 2018 and 2017, the Company had outstanding hedging instruments in the amount of $ 206 and $ 294 respectively, which included in long-term liabilities, and a outstanding hedging instruments in the amount of $ 313 and $ 986, respectively, which included in long-term Assets.

At times, the Company may use derivative instruments to manage exposure to variable interest and currency rate risk. Occasionally, the Company enters into interest and currency rate swaps to manage its exposure to variable interest and currency rate risk and treasury locks to manage the risk of interest and currency rates rising prior to the issuance of debt.

Revenue recognition
l.	Revenue recognition:

The Company generates revenues from fixed income real-estate according to ASC 840 which derived from its buildings held through its subsidiaries in Switzerland (Rümlang and Geneva), Germany and Miami FL.

Rental income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee's obligation to pay rent.

Revenue of maintenance expenses recoveries from the tenants for mainly electricity, heating and water is reported net from the related expenses.

Contingencies
m.	Contingencies:

The Company periodically estimates the impact of various conditions, situations and/or circumstances involving uncertain outcomes to its financial condition and operating results.

The Company accounts for contingent events as required by ASC 450 "Contingencies". ASC 450 defines a contingency as "an existing condition, situation, or set of circumstances involving uncertainty as to possible gain or loss to an enterprise that will ultimately be resolved when one or more future events occur or fail to occur". Legal proceedings are a form of such contingencies.

In accordance with ASC 450, accruals for exposures or contingencies are being provided when the expected outcome is probable. However, it is possible that future results of operations for any particular quarter or annual period could be materially affected by changes in the Company's assumptions, the actual outcome of such proceedings or as a result of the effectiveness of the Company strategies related to these proceedings.

Income taxes
n.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes" "ASC 740", prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely–than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company policy is to accrue interest and penalties related to unrecognized tax benefits in its tax expenses.

The Company believes that its tax positions are all highly certain of being upheld upon examination. As such, as of December 31, 2018 and 2017 the Company has not recorded a liability for uncertain tax positions.

Concentrations of credit risk
o.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel, the United States, Switzerland and Germany. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

Accounts receivable includes amounts billed to tenants and accrued expense recoveries due from tenants. The Company makes estimates of un-collectability from its accounts receivable using the specific identification method related to base rents, straight-line rent balances, expense reimbursements and other revenues.

The Company also analyzes accounts receivable and historical bad debt levels, tenant credit-worthiness, payment history and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. Accounts receivable are written-off when they are deemed to be uncollectible and the Company is no longer actively pursuing collection. The Company's reported net income is directly affected by the management's estimate of the collectability of accounts receivable.

Earnings (loss) per share
p.	Earnings (loss) per share:

Basic net earnings (losses) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (losses) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earning Per Share".

Options and restricted shares that have been excluded from the calculations of diluted net income per share were 10,035 for the years ended December 31, 2016.

Accounting for stock-based compensation
q.	Accounting for stock-based compensation:

ASC Topic 718 "Compensation - Stock Compensation" "ASC 718", requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model.

The Company recognizes these compensation costs net of forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years.

The Company estimates the fair value of stock options granted using the Black-Scholes- Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value was estimated at the date of grant using the Black-Scholes model. During 2018 and 2017 there were no new grants.

Treasury Shares
r.          Treasury shares:

During the past years, the Company repurchased certain Ordinary shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction from the shareholders' equity. From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units.

When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Fair value of financial instruments
s.         Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, other accounts receivable, trade payables, other accounts payable, and accrued liabilities, approximate fair value because of their generally short-term maturities.

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, ASC 820 establishes a three-level value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Swap instruments are measured at fair value under ASC 820 on a recurring basis as of December 31, 2018 and 2017.

Comprehensive income
t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

Recently issued and adopted accounting pronouncements
u.	Recently issued and adopted accounting pronouncements:

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted ASU 2016-18 during the first quarter of 2018. The adoption of this new guidance had no material impact on the Company’s consolidated  balance sheets, statements of  operations and cash flows.

In January 2016, the FASB issued ASC 2016-01, Financial Instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those years. The ASU, among other targeted changes for financial assets and liabilities, requires equity investments with readily determinable fair values to be measured at fair value with changes recognized in net income. In accordance with ASU 2016-01, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issue.

The Company has equity investments in a privately-held company. This investment is recorded at cost reduced by any impairment write-downs plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer, because it has no readily determinable fair values. The investment is included in investments in companies and associates in long term investments the accompanying balance sheets. The Company monitors the investment and if facts and circumstances indicate any observable price changes or that the investment may be

New accounting pronouncements not yet effective:

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset ("ROU") and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales- type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, "Leases". The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and the Company has adopted the standard on January 1, 2019. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The standard provides a number of optional practical expedients in transition. The Company is electing the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. To adopt this new standard, the Company has implemented changes to our existing systems and processes in conjunction with a review of existing vendor agreements. The Company expect adoption of the standard to have an immaterial impact on the Company's consolidated balance sheets which will result in the recognition of ROU assets and lease liabilities of approximately $436 to $528 at January 1, 2019. The most significant impact from recognition of ROU assets and lease liabilities relates to our office space. However, the Company do not anticipate that the adoption of this standard will have an immaterial impact on the operating expenses in our consolidated statements of operations since the expense recognition under this new standard will be similar to current practice. The Company's financial income (expenses), net will be impacted by the revaluation of the lease liabilities in non-USD denominated currencies.

Furthermore , the Company does not anticipiates the adoption of this standart will have immaterial impact in their revenue recognition.

In January 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses on Financial Instruments”, which requires that expected credit losses relating to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The new standard will be effective for interim and annual periods beginning after January 1, 2020, and early adoption is permitted.